REVENUE FROM CONTRACTS WITH CUSTOMERS - Contract balances (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Contract liabilities amount	$ 82.5	$ 25.0